Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
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Cash and Cash Equivalents
NOTE 9. CASH AND CASH EQUIVALENTS
As of December 31, 2020 and 2019, cash and cash equivalents were as follows:

	2020	2019
Cash on hand and in banks (i)	Ps. 20,211,875	Ps. 27,502,675
Highly liquid investments (ii)	19,777,906	33,118,956

	Ps. 39,989,781	Ps. 60,621,631

(i)	Cash on hand and in banks is primarily composed of cash in banks.
(ii)	Mainly composed of short-term Mexican Government investments.